Investments - Teekay Offshore Acquisition of ALP Maritime Services B.V. - Additional Information (Detail) $ in Thousands		1 Months Ended	3 Months Ended			4 Months Ended	6 Months Ended
	Mar. 14, 2014 USD ($) Stockholders Vessel	Oct. 31, 2014 Vessel	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)
Net Investment Income [Line Items]
General and administrative			$ 33,730	$ 36,945			$ 71,684	$ 74,823
Revenue			592,797	452,254			1,138,659	958,748
Net income (loss)			215,236	(15,447)			259,088	33,675
Newbuildings [Member]
Net Investment Income [Line Items]
Expected cost of project							3,800,000
ALP Maritime Services B.V [Member]
Net Investment Income [Line Items]
Acquisition and business development fee					$ 1,000
Revenue						$ 200
Net income (loss)						$ (1,700)
ALP Maritime Services B.V [Member] | Contingent Consideration On Operating Results [Member]
Net Investment Income [Line Items]
General and administrative			$ 200	$ 200			$ 300	$ 200
Teekay Offshore [Member] | ALP Maritime Services B.V [Member]
Net Investment Income [Line Items]
Percentage of ownership acquired	100.00%
Expected cost of project	$ 258,000
Purchase price paid in cash	$ 2,616
Number of vessels | Vessel		6
Business Combination, Contingent Consideration Arrangements, Description							Teekay Offshore has the option to pay up to 50% of this compensation through the issuance of common units of Teekay Offshore. Each of the contingent compensation amounts are payable only if the three shareholders are employed by ALP at the time performance conditions are met.
Teekay Offshore [Member] | ALP Maritime Services B.V [Member] | Majority Shareholder [Member]
Net Investment Income [Line Items]
Number of shareholders | Stockholders	3
Teekay Offshore [Member] | ALP Maritime Services B.V [Member] | Delivered [Member] | Majority Shareholder [Member]
Net Investment Income [Line Items]
Contingent consideration payable	$ 2,400
Teekay Offshore [Member] | ALP Maritime Services B.V [Member] | Contingent Consideration On Operating Results [Member] | Majority Shareholder [Member]
Net Investment Income [Line Items]
Contingent consideration payable	$ 2,600
Teekay Offshore [Member] | ALP Maritime Services B.V [Member] | Newbuildings [Member] | Long Distance Towing And Offshore Installation [Member]
Net Investment Income [Line Items]
Number of vessels | Vessel	4